BUSINESS ACQUISITION - Legal claims and Contingent liabilities (Details) - ICT Services in Argentina - TMA Network $ in Millions	Feb. 24, 2025 ARS ($)
BUSINESS ACQUISITION
Contingent liabilities as of acquisition date	$ 415,144
Labor contingencies
BUSINESS ACQUISITION
Contingent liabilities as of acquisition date	160,659
Tax contingencies
BUSINESS ACQUISITION
Contingent liabilities as of acquisition date	13,230
Civil and regulatory contingencies
BUSINESS ACQUISITION
Contingent liabilities as of acquisition date	$ 241,255